SCHEDULE OF RESEARCH AND DEVELOPMENT TAX CREDITS RECEIVABLE (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Translation differences	$ (12)	$ 273	$ 358
Total	7,196	5,041	7,296
Less: current portion	(6,948)	(4,799)	(7,049)
Research and development tax credits receivable, net	248	242	247
UK Research and Development Tax Credits [Member]
Operating Loss Carryforwards [Line Items]
Research and development tax credit	6,723	4,315	6,565
Revenue Commissioners, Ireland [Member]
Operating Loss Carryforwards [Line Items]
Research and development tax credit	$ 485	$ 453	$ 373